Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Basic and diluted net income per ordinary share:
Allocation of net income - basic and diluted	$ 655,243	$ 3,928,553	$ 10,048,693	$ 11,375,685
Denominator:
Basic weighted average ordinary shares outstanding	17,264,702	34,500,000	30,958,500	34,500,000
Diluted weighted average ordinary shares outstanding	17,264,702	34,500,000	30,958,500	34,500,000
Basic net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33
Diluted net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33
Common Class B [Member]
Basic and diluted net income per ordinary share:
Allocation of net income - basic and diluted	$ 327,342	$ 982,138	$ 2,799,553	$ 2,843,921
Denominator:
Basic weighted average ordinary shares outstanding	8,625,000	8,625,000	8,625,000	8,625,000
Diluted weighted average ordinary shares outstanding	8,625,000	8,625,000	8,625,000	8,625,000
Basic net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33
Diluted net income per ordinary share	$ 0.04	$ 0.11	$ 0.32	$ 0.33